Segment Information	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Segment Information [Abstract]
Segment Information

Note 10 – Segment Information

Aytu manages our Company and aggregates our operational and financial information in two reportable segments: Aytu and Aytu Women’s Health. The Aytu segment consists of our core male urology products. The Aytu Women’s Health segment contains our women’s health products. Select financial information for these segments is as follows:

	Three Months Ended December 31		Six Months Ended December 31
	2017	2016	2017	2016
Consolidated revenue:
Aytu	$985,000	$794,000	$1,957,000	$1,492,000
Aytu Women's Health	66,000	-	171,000	-

Consolidated revenue	$1,051,000	$794,000	$2,128,000	$1,492,000

Consolidated net loss:
Aytu	$(3,151,000)	$(4,817,000)	$(6,876,000)	$(10,542,000)
Aytu Women's Health	(522,000)	-	(1,042,000)	-

Consolidated net loss	$(3,673,000)	$(4,817,000)	$(7,918,000)	$(10,542,000)

Total consolidated assets:
Aytu	$15,842,000	$21,506,000	$15,842,000	$21,506,000
Aytu Women's Health	3,016,000	-	3,016,000	-

Total consolidated assets	$18,858,000	$21,506,000	$18,858,000	$21,506,000

Note 12 – Segment Information

Aytu manages our Company and aggregated our operational and financial information in accordance with two reportable segments: Aytu and Aytu Women’s Health. The Aytu segment consists of our core male urology products. The Aytu Women’s Health segment contains our women’s health platform which consists of sexual wellness platform. Select financial information for these segments is as follows:

	Year Ended June 30,
	2017	2016
Revenue:
Aytu	$3,175,000	$2,562,000
Aytu Women's Health	47,000	-

Consolidated revenue	$3,222,000	$2,562,000

Consolidated net loss:
Aytu	$(22,349,000)	$(28,180,000)
Aytu Women's Health	(159,000)	-

Consolidated net loss	$(22,508,000)	$(28,180,000)

Total assets:
Aytu	$11,779,000	$24,343,000
Aytu Women's Health	3,220,000	-

Total assets	$14,999,000	$24,343,000